Provisions - Summary of Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions [Line Items]
Beginning balance	$ 175,639	$ 147,157
Additions through business combinations	19,919	280
Provisions made during the year	172,213	141,811
Provisions used during the year	(181,726)	(93,510)
Provisions reversed during the year	(23,785)	(13,542)
Unwind of discount on long-term provisions	(2,666)	(4,153)
Sale of business		(1,465)
Effect of movements in exchange rates	306	(939)
Ending balance	159,900	175,639
Current provisions	66,565	43,903
Non-current provisions	93,335	131,736
Self Insurance
Provisions [Line Items]
Beginning balance	96,251	69,467
Additions through business combinations	16,364	0
Provisions made during the year	159,276	126,439
Provisions used during the year	(129,089)	(80,040)
Provisions reversed during the year	(16,705)	(13,236)
Unwind of discount on long-term provisions	(2,666)	(4,153)
Sale of business		(1,465)
Effect of movements in exchange rates	214	(761)
Ending balance	123,645	96,251
Current provisions	46,940	33,918
Non-current provisions	76,705	62,333
Other
Provisions [Line Items]
Beginning balance	79,388	77,690
Additions through business combinations	3,555	280
Provisions made during the year	12,937	15,372
Provisions used during the year	(52,637)	(13,470)
Provisions reversed during the year	(7,080)	(306)
Unwind of discount on long-term provisions	0	0
Sale of business		0
Effect of movements in exchange rates	92	(178)
Ending balance	36,255	79,388
Current provisions	19,625	9,985
Non-current provisions	$ 16,630	$ 69,403